STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Learn CW Investment Corporation	Common Units Class B Ordinary Shares Learn CW Investment Corporation	Additional Paid-In Capital Learn CW Investment Corporation	Accumulated Deficit Learn CW Investment Corporation
Beginning balance at Dec. 31, 2021		$ (18,273,985)	$ 575	$ 0	$ (18,274,560)
Beginning balance (in shares) at Dec. 31, 2021			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(3,278,276)			(3,278,276)
Net (Loss) Income Attributable to Innventure LLC Unitholders	$ (32,757,000)	9,891,490			9,891,490
Ending balance at Dec. 31, 2022		(11,660,771)	$ 575	0	(11,661,346)
Ending balance (in shares) at Dec. 31, 2022			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(2,460,924)			(2,460,924)
Net (Loss) Income Attributable to Innventure LLC Unitholders		2,853,719			2,853,719
Ending balance at Mar. 31, 2023		(11,267,976)	$ 575	0	(11,268,551)
Ending balance (in shares) at Mar. 31, 2023			5,750,000
Beginning balance at Dec. 31, 2022		(11,660,771)	$ 575	0	(11,661,346)
Beginning balance (in shares) at Dec. 31, 2022			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income Attributable to Innventure LLC Unitholders	1,020,000	4,983,386
Ending balance at Jun. 30, 2023		(11,882,137)	$ 575	0	(11,882,712)
Ending balance (in shares) at Jun. 30, 2023			5,750,000
Beginning balance at Dec. 31, 2022		(11,660,771)	$ 575	0	(11,661,346)
Beginning balance (in shares) at Dec. 31, 2022			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(9,948,542)			(9,948,542)
Gain on settlement of underwriting fees		9,223,757			9,223,757
Net (Loss) Income Attributable to Innventure LLC Unitholders	(30,845,000)	3,907,392			3,907,392
Ending balance at Dec. 31, 2023		(8,478,164)	$ 575	0	(8,478,739)
Ending balance (in shares) at Dec. 31, 2023			5,750,000
Beginning balance at Mar. 31, 2023		(11,267,976)	$ 575	0	(11,268,551)
Beginning balance (in shares) at Mar. 31, 2023			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(2,743,828)			(2,743,828)
Net (Loss) Income Attributable to Innventure LLC Unitholders		2,129,667			2,129,667
Ending balance at Jun. 30, 2023		(11,882,137)	$ 575	0	(11,882,712)
Ending balance (in shares) at Jun. 30, 2023			5,750,000
Beginning balance at Dec. 31, 2023		(8,478,164)	$ 575	0	(8,478,739)
Beginning balance (in shares) at Dec. 31, 2023			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(450,000)			(450,000)
Net (Loss) Income Attributable to Innventure LLC Unitholders		(2,153,812)			(2,153,812)
Ending balance at Mar. 31, 2024		(11,081,976)	$ 575	0	(11,082,551)
Ending balance (in shares) at Mar. 31, 2024			5,750,000
Beginning balance at Dec. 31, 2023		(8,478,164)	$ 575	0	(8,478,739)
Beginning balance (in shares) at Dec. 31, 2023			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income Attributable to Innventure LLC Unitholders	$ (12,507,000)	(4,714,182)
Ending balance at Jun. 30, 2024		(14,730,186)	$ 575	0	(14,730,761)
Ending balance (in shares) at Jun. 30, 2024			5,750,000
Beginning balance at Mar. 31, 2024		(11,081,976)	$ 575	0	(11,082,551)
Beginning balance (in shares) at Mar. 31, 2024			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(1,087,840)			(1,087,840)
Net (Loss) Income Attributable to Innventure LLC Unitholders		(2,560,370)			(2,560,370)
Ending balance at Jun. 30, 2024		$ (14,730,186)	$ 575	$ 0	$ (14,730,761)
Ending balance (in shares) at Jun. 30, 2024			5,750,000